CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Class A Ordinary Shares Ordinary shares CNY (¥) shares	Class C Ordinary Shares Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive income CNY (¥)	Non- controlling Interest CNY (¥)	CNY (¥)	USD ($)
Balance at Dec. 31, 2019	¥ 730	¥ 90	¥ 3,508,745	¥ 20,185	¥ (3,371,815)	¥ 6,341	¥ (680)	¥ 163,596
Balance (in shares) at Dec. 31, 2019 | shares	38,858,199	4,708,415
Increase (Decrease) in Shareholders' Equity
Share-based compensation			947					947
Issuance of ordinary shares for restricted stock award	¥ 1		(1)
Issuance of ordinary shares for restricted stock award (in shares) | shares	50,001
Issuance of ordinary shares in a registered direct offering	¥ 63		35,515					35,578
Issuance of ordinary shares in a registered direct offering(in shares) | shares	3,015,076
Foreign currency translation adjustment						6,234		6,234
Unrealized gain on investment, net of income taxes						(474)		(474)
Deregistration of subsidiaries				(15,473)	15,473		(19)	(19)
Disposal of subsidiaries			(133)	(502)	502			(133)
Net loss					(62,712)		(1,269)	(63,981)
Balance (Accounting Standards Update 2016-13 [Member]) at Dec. 31, 2020					(594)			(594)
Balance at Dec. 31, 2020	¥ 794	¥ 90	3,545,073	4,210	(3,419,146)	12,101	(1,968)	141,154
Balance (in shares) at Dec. 31, 2020 | shares	41,923,276	4,708,415
Increase (Decrease) in Shareholders' Equity
Share-based compensation			883					883
Issuance of ordinary shares for restricted stock award	¥ 1		(1)
Issuance of ordinary shares for restricted stock award (in shares) | shares	50,000
Foreign currency translation adjustment						(711)		(711)
Unrealized gain on investment, net of income taxes						(99)		(99)
Deregistration of subsidiaries				(373)	373		3,351	3,351
Capital injection from minority shareholders							100	100
Net loss					3,002		(998)	2,004
Balance at Dec. 31, 2021	¥ 795	¥ 90	3,545,955	3,837	(3,415,771)	11,291	485	146,682
Balance (in shares) at Dec. 31, 2021 | shares	41,973,276	4,708,415
Increase (Decrease) in Shareholders' Equity
Share-based compensation			7,468					7,468
Issuance of ordinary shares for restricted stock award	¥ 108		(108)
Issuance of ordinary shares for restricted stock award (in shares) | shares	5,445,833
Foreign currency translation adjustment						(2,338)		(2,338)
Deregistration of subsidiaries				¥ (3,837)	3,837		(118)	(118)
Capital injection from minority shareholders							1,252	1,252
Net loss					(97,068)		¥ (1,619)	(98,687)	$ (14,308)
Balance at Dec. 31, 2022	¥ 903	¥ 90	¥ 3,553,315		¥ (3,509,002)	¥ 8,953		¥ 54,259	$ 7,867
Balance (in shares) at Dec. 31, 2022 | shares	47,419,109	4,708,415